Related party transactions and balances - Other payables (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Related Party Transaction [Line Items]
Other payables to related parties	$ 3,387,796	$ 2,264,826	$ 1,334,534
Discontinued operations
Related Party Transaction [Line Items]
Other payables to related parties	32,378	29,846	88,670
Continuing operations
Related Party Transaction [Line Items]
Other payables to related parties	3,355,418	2,234,980	1,245,864
Xia Wang
Related Party Transaction [Line Items]
Other payables to related parties	176,745	153,659	83,619
Zeshu Dai
Related Party Transaction [Line Items]
Other payables to related parties	246,298	0	659,420
Penglin Wang
Related Party Transaction [Line Items]
Other payables to related parties	0	248	162,047
Zili Zhang
Related Party Transaction [Line Items]
Other payables to related parties	0	12	429,448
Jiaping Zhou
Related Party Transaction [Line Items]
Other payables to related parties	0	231,268	0
Jun Zhou
Related Party Transaction [Line Items]
Other payables to related parties	$ 2,964,753	$ 1,879,639	$ 0